Deferred Tax Assets and (Liabilities) - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 6,392	£ 9,956
Exchange adjustments	90	533
Credit / (charge) to profit and loss	9,156	1,294
Acquisition	(6,186)	(290)
Charge to equity	(3,919)	(5,101)
Ending balance	5,533	6,392
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	434	595
Exchange adjustments	0	0
Credit / (charge) to profit and loss	(465)	(161)
Acquisition	0	0
Charge to equity	0	0
Ending balance	(31)	434
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,627	2,987
Exchange adjustments	(111)	355
Credit / (charge) to profit and loss	8,995	285
Acquisition	0	0
Charge to equity	0	0
Ending balance	12,511	3,627
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9,844	13,143
Exchange adjustments	(35)	0
Credit / (charge) to profit and loss	(1,927)	1,802
Acquisition	0	0
Charge to equity	(3,919)	(5,101)
Ending balance	3,963	9,844
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(6,008)	(6,824)
Exchange adjustments	191	(30)
Credit / (charge) to profit and loss	1,901	1,136
Acquisition	(6,455)	(290)
Charge to equity	0	0
Ending balance	(10,371)	(6,008)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,505)	55
Exchange adjustments	45	208
Credit / (charge) to profit and loss	652	(1,768)
Acquisition	269	0
Charge to equity	0	0
Ending balance	£ (539)	£ (1,505)